Note 10 - Stock Incentive Plan - Summary of the Status of the Company's Non-vested Shares (Details) - Restricted Stock [Member]	6 Months Ended
Jun. 30, 2023 $ / shares shares
Unvested (in shares) | shares	84,243
Unvested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 20.15
Granted (in shares) | shares	0
Granted, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0
Vested (in shares) | shares	0
Vested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0
Forfeited (in shares) | shares	0
Forfeited, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0
Unvested (in shares) | shares	84,243
Unvested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 20.15